                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:   September 30, 2007
                                                  Estimated average burden
                                                  hours per response....... 19.4
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-8644
                                  ---------------------------------------------

     Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

     3435 Stelzer Road, Columbus, OH                          43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   614-470-8000
                                                   ----------------------------

Date of fiscal year end:   December 31
                        --------------------------
Date of reporting period:   December 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

          Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

FIFTH THIRD
    QUALITY GROWTH VIP FUND

[CHART]

PERFORMANCE OVERVIEW
1/26/2001 - 12/31/2004
GROWTH OF A $10,000 INVESTMENT.

                                 QUALITY GROWTH       RUSSELL 1000(R)
                S&P 500 INDEX          VIP FUND          GROWTH INDEX
 1/26/01             $ 10,000          $ 10,000             $ 10,000
 1/31/01             $ 10,084                               $ 10,005
 2/28/01             $  9,164                               $  8,306
 3/31/01             $  8,584          $  8,000             $  7,402
 4/30/01             $  9,251                               $  8,339
 5/31/01             $  9,313                               $  8,216
 6/30/01             $  9,086          $  8,550             $  8,026
 7/31/01             $  8,996                               $  7,825
 8/31/01             $  8,433                               $  7,185
 9/30/01             $  7,752          $  7,120             $  6,468
10/31/01             $  7,900                               $  6,807
11/30/01             $  8,506                               $  7,462
12/31/01             $  8,581          $  8,260             $  7,447
 1/31/02             $  8,455                               $  7,316
 2/28/02             $  8,292                               $  7,012
 3/31/02             $  8,604          $  8,120             $  7,255
 4/30/02             $  8,083                               $  6,663
 5/31/02             $  8,023                               $  6,501
 6/30/02             $  7,451          $  6,530             $  5,900
 7/31/02             $  6,870                               $  5,576
 8/31/02             $  6,916                               $  5,592
 9/30/02             $  6,164          $  5,430             $  5,012
10/31/02             $  6,707                               $  5,472
11/30/02             $  7,101                               $  5,769
12/31/02             $  6,684          $  5,780             $  5,370
 1/31/03             $  6,509                               $  5,240
 2/28/03             $  6,411                               $  5,216
 3/31/03             $  6,473          $  5,640             $  5,313
 4/30/03             $  7,007                               $  5,706
 5/31/03             $  7,376                               $  5,990
 6/30/03             $  7,470          $  6,390             $  6,073
 7/31/03             $  7,602                               $  6,224
 8/31/03             $  7,750                               $  6,379
 9/30/03             $  7,668          $  6,670             $  6,311
10/31/03             $  8,102                               $  6,665
11/30/03             $  8,173                               $  6,735
12/31/03             $  8,602          $  7,550             $  6,969
 1/31/04             $  8,760                               $  7,111
 2/29/04             $  8,882                               $  7,156
 3/31/04             $  8,748          $  7,580             $  7,023
 4/30/04             $  8,610                               $  6,942
 5/31/04             $  8,728                               $  7,071
 6/30/04             $  8,898          $  7,500             $  7,159
 7/31/04             $  8,603                               $  6,755
 8/31/04             $  8,637                               $  6,722
 9/30/04             $  8,731          $  6,940             $  6,785
10/31/04             $  8,864                               $  6,891
11/30/04             $  9,222                               $  7,128
12/31/04             $  9,536          $  7,609             $  7,408

THE FUND'S 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004, WERE 0.79% AND -6.72%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD QUALITY GROWTH VIP FUND FROM 1/26/01 TO 12/31/04 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500 INDEX") AND THE RUSSELL 1000(R) GROWTH INDEX. THE S&P 500 INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX AND THE RUSSELL 1000(R) GROWTH INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Q. How did the Fund perform during the year ended December 31, 2004?

A. The Fund gained 0.79%, trailing its primary benchmark, the Russell 1000(R) Growth Index, which returned 6.30%, and its secondary benchmark, the S&P 500 Index, which advanced 10.87%.

Q. What factors affected the Fund's performance during the period?

A. A number of uncertainties loomed over the equity markets for much of 2004, including the Presidential election, the situation in Iraq and surging energy prices. Although the election resolved one of the larger unknowns - and consequently set off a fourth quarter rally - the open-ended nature of the others did little to soothe concerns about the sustainability of the economic recovery and rebound in corporate earnings.

Investors, fearing a setback, shunned companies possessing strong growth rates and turned instead to companies which appeared more likely to sustain slower growth rates in a difficult environment. In turn, the Fund's performance disappointed as its strategy of investing in better quality, higher growth stocks trading at attractive valuations fell out of favor.(1)

The market's hesitation to bid up companies with healthy growth rates was especially evident in semiconductor and semiconductor-related stocks, which fell despite improving fundamentals and weighed on the Fund's performance. The Fund's consumer staples holdings also diminished returns as rising heating bills and higher gasoline prices cut into the shopping budgets of moderate-income households.(1)

Generally speaking, stock selection proved less than optimal during the period, although the decision to avoid large pharmaceutical companies, which juggled potential generic challenges and safety questions surrounding some blockbuster drugs, enhanced the Fund's performance.(1)

Elsewhere, holdings within the industrials sector, especially those tied to manufacturers of goods that boost productivity, provided a lift as increased demand and years of cost-cutting combined to generate rapidly accelerating earnings. In addition, the higher oil and natural gas prices that wreaked havoc on much of the rest of the economy proved beneficial to the Fund's overweight stake in energy companies.(1)

(1)  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

FIFTH THIRD
   BALANCED VIP FUND

[CHART]

PERFORMANCE OVERVIEW
7/15/2002 - 12/31/2004
GROWTH OF A $10,000 INVESTMENT.

                                                                                         LEHMAN BROTHERS
              RUSSELL 1000(R) INDEX       S&P 500 INDEX        BALANCED VIP FUND    AGGREGATE BOND INDEX
07/15/2002                 $ 10,000            $ 10,000                 $ 10,000                $ 10,000
07/31/2002                 $  9,993            $  9,935                 $ 10,550                $ 10,121
08/31/2002                 $ 10,046            $ 10,001                 $ 10,680                $ 10,292
09/30/2002                 $  8,967            $  8,914                 $ 10,190                $ 10,459
10/31/2002                 $  9,712            $  9,698                 $ 10,580                $ 10,411
11/30/2002                 $ 10,280            $ 10,269                 $ 10,809                $ 10,408
12/31/2002                 $  9,698            $  9,665                 $ 10,537                $ 10,623
01/31/2003                 $  9,463            $  9,412                 $ 10,306                $ 10,633
02/28/2003                 $  9,317            $  9,271                 $ 10,326                $ 10,779
03/31/2003                 $  9,413            $  9,361                 $ 10,378                $ 10,771
04/30/2003                 $ 10,173            $ 10,132                 $ 10,751                $ 10,860
05/31/2003                 $ 10,753            $ 10,666                 $ 11,074                $ 11,062
06/30/2003                 $ 10,895            $ 10,803                 $ 11,076                $ 11,040
07/31/2003                 $ 11,112            $ 10,993                 $ 11,127                $ 10,669
08/31/2003                 $ 11,337            $ 11,207                 $ 11,328                $ 10,739
09/30/2003                 $ 11,221            $ 11,089                 $ 11,251                $ 11,024
10/31/2003                 $ 11,879            $ 11,716                 $ 11,626                $ 10,921
11/30/2003                 $ 12,021            $ 11,819                 $ 11,727                $ 10,948
12/31/2003                 $ 12,597            $ 12,439                 $ 12,017                $ 11,059
01/31/2004                 $ 12,836            $ 12,668                 $ 12,098                $ 11,148
02/29/2004                 $ 13,015            $ 12,844                 $ 12,222                $ 11,268
03/31/2004                 $ 12,838            $ 12,650                 $ 12,097                $ 11,353
04/30/2004                 $ 12,605            $ 12,451                 $ 11,850                $ 11,058
05/31/2004                 $ 12,787            $ 12,622                 $ 11,861                $ 11,013
06/30/2004                 $ 13,017            $ 12,867                 $ 12,015                $ 11,076
07/31/2004                 $ 12,560            $ 12,441                 $ 11,851                $ 11,186
08/31/2004                 $ 12,622            $ 12,491                 $ 11,984                $ 11,399
09/30/2004                 $ 12,781            $ 12,626                 $ 12,024                $ 11,430
10/31/2004                 $ 12,987            $ 12,819                 $ 12,160                $ 11,526
11/30/2004                 $ 13,542            $ 13,337                 $ 12,348                $ 11,434
12/31/2004                 $ 14,033            $ 13,790                 $ 12,631                $ 11,539

THE FUND'S 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004, WERE 5.11% AND 9.94%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD BALANCED VIP FUND FROM 7/15/02 TO 12/31/04 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500 INDEX"), THE RUSSELL 1000(R) INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE S&P 500 INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT TRACKS THE DAILY PRICE, COUPON, PAY-DOWNS AND TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED, AND NON-CONVERTIBLE INVESTMENT GRADE DEBT ISSUES WITH AT LEAST ONE YEAR TO FINAL MATURITY. THE S&P 500 INDEX, THE RUSSELL 1000(R) INDEX AND LEHMAN BROTHERS AGGREGATE BOND INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Q. How did the Fund perform during the year ended December 31, 2004?

A. The Fund gained 5.11%, underperforming the S&P 500 Index, which advanced 10.87% and outperforming the Lehman Brothers Aggregate Bond Index, which posted a 4.34% return.

Q. What factors affected the Fund's performance during the period?

A. After trading in a sideways fashion for much of the year, the S&P 500 Index accounted for about 70% of its 2004 gain following Election Day. More aggressive names led the way as investors dismissed worries over the steadily climbing short-term interest rates and a moderating of the gross domestic product growth rate.

Although the Fund's collection of high quality, large cap growth stocks joined the late-year rally, the resulting gain failed to overcome the drag created by a larger-than-normal cash position. Simply put, solid growth at reasonable price opportunities were in limited supply during the 12-month period, which left the Fund cash-rich.(1)

The healthcare sector also hindered performance as the Fund's large pharmaceutical holdings dropped amid safety warnings and multiplying generic challenges.(1)

Positive contributors included holdings within the energy sector as the Fund owned oil service and drilling outfits, which stand to gain as production ramps up to meet worldwide increases in demand. Positions in the telecommunication services and utilities groups also performed well as modest yields in the long-term bond market prompted income investors to seek out high dividend equities.(1)

Within the fixed income portion of the Fund, a bias for higher quality bonds such as government agency debentures hampered returns as low quality credits enjoyed an outstanding year. The underperformance was offset, however, by the Fund's barbell structure: With the Federal Reserve ("Fed") in the midst of a tightening cycle, the combination of an underweight position in medium-term bonds and overweight positions in shorter and longer maturity issues proved beneficial.(1)

As the Fed has indicated it will continue to raise its key lending rate, the barbell structure remained in place at the period's end. In addition, the Fund maintained a shorter duration than the Lehman Brothers Aggregate Bond Index, a strategy designed to mitigate the impact of rising interest rates.(1)

(1)  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

FIFTH THIRD
   MID CAP VIP FUND

[CHART]

PERFORMANCE OVERVIEW
7/15/2002 - 12/31/2004
GROWTH OF A $10,000 INVESTMENT.

                 RUSSELL MIDCAP(R)   RUSSELL MIDCAP(R)
                            INDEX        GROWTH INDEX        MID CAP VIP FUND
07/15/2002               $ 10,000           $ 10,000            $ 10,000
07/31/2002               $  9,899           $  9,845            $ 10,990
08/31/2002               $  9,953           $  9,811            $ 11,000
09/30/2002               $  9,035           $  9,031            $  9,770
10/31/2002               $  9,492           $  9,731            $ 10,480
11/30/2002               $ 10,151           $ 10,492            $ 11,381
12/31/2002               $  9,751           $  9,858            $ 10,501
01/31/2003               $  9,553           $  9,762            $ 10,351
02/28/2003               $  9,427           $  9,677            $  9,981
03/31/2003               $  9,520           $  9,857            $  9,951
04/30/2003               $ 10,211           $ 10,528            $ 10,611
05/31/2003               $ 11,146           $ 11,541            $ 11,811
06/30/2003               $ 11,259           $ 11,706            $ 11,921
07/31/2003               $ 11,630           $ 12,124            $ 12,431
08/31/2003               $ 12,135           $ 12,792            $ 13,371
09/30/2003               $ 11,983           $ 12,544            $ 12,661
10/31/2003               $ 12,897           $ 13,555            $ 13,882
11/30/2003               $ 13,259           $ 13,917            $ 14,302
12/31/2003               $ 13,657           $ 14,069            $ 14,246
01/31/2004               $ 14,054           $ 14,533            $ 14,417
02/29/2004               $ 14,356           $ 14,778            $ 14,628
03/31/2004               $ 14,359           $ 14,750            $ 14,748
04/30/2004               $ 13,832           $ 14,334            $ 14,257
05/31/2004               $ 14,175           $ 14,672            $ 14,637
06/30/2004               $ 14,568           $ 14,905            $ 14,788
07/31/2004               $ 13,931           $ 13,918            $ 13,697
08/31/2004               $ 13,991           $ 13,747            $ 13,516
09/30/2004               $ 14,446           $ 14,260            $ 13,907
10/31/2004               $ 14,845           $ 14,743            $ 14,238
11/30/2004               $ 15,749           $ 15,504            $ 14,969
12/31/2004               $ 16,419           $ 16,247            $ 15,571

THE FUND'S 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004, WERE 9.28% AND 19.68%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD MID CAP VIP FUND FROM 7/15/02 TO 12/31/04 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL MIDCAP(R) INDEX AND THE RUSSELL MIDCAP(R) GROWTH INDEX. THE RUSSELL MIDCAP(R) INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000(R) INDEX, WHICH REPRESENT APPROXIMATELY 25% OF THE TOTAL MARKET VALUE OF THE RUSSELL 1000(R) INDEX. THE RUSSELL MIDCAP(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE SECURITIES FOUND IN THE RUSSELL MIDCAP UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) GROWTH INDEX. THE RUSSELL MIDCAP(R) INDEX AND THE RUSSELL MIDCAP(R) GROWTH INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Q. How did the Fund perform during the year ended December 31, 2004?

A. The Fund gained 9.28%, trailing its benchmarks, the Russell MidCap(R) Index, which returned 20.22%, and the Russell MidCap(R) Growth Index, which returned 15.48%.

Q. What factors affected the Fund's performance during the period?

A. Generally speaking, mid cap stocks represented the best performing domestic asset class in 2004. Within the group, companies posting modest but improving growth rates tended to produce top returns as such characteristics calmed investors fretting over rising short-term interest rates and higher energy prices. Meanwhile, skittishness over decelerating growth rates prompted many to turn away from companies previously reporting robust expansion rates.

A preference for higher growth companies contributed to the Fund's underperformance, as well a reluctance to pay a premium for modestly expanding businesses.(1)

On a sector basis, the information technology group weighed heavily, hurt by an overweight position, relative to the benchmarks, in telecommunications equipment names and an underweight stake in software and services holdings. Telecom equipment manufacturers started the year strong but faltered when the market realized it had been overzealous in setting expectations for key customers' capital spending plans. Conversely, the software and services sector rallied during the second half, but ineffective stock picks limited the Fund's participation.(1)

In the consumer discretionary sector, higher gasoline prices negatively affected the purchasing power of lower income consumers, which translated into weak returns from discount retailers. Non-discount retailers and restaurants struggled as well with the headwind created by higher energy prices.

On the upside, overweight stakes in service providers such as pharmacy benefit managers and health maintenance organization operators fueled solid returns from the healthcare sector. Aiding performance on a relative basis was the Fund's minimal exposure to the troubled large pharmaceutical industry. Investments in production-oriented oil companies boosted gains from the Fund's energy holdings and a strategic shift into classic industrial manufacturing outfits helped lift the Fund's stocks in that sector.(1)

(1)  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Stocks with a middle-level capitalization (mid cap) are typically stocks of companies with a market value between $500 million and $3 billion. Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.

FIFTH THIRD
   DISCIPLINED VALUE VIP FUND

[CHART]

PERFORMANCE OVERVIEW
7/15/2002 - 12/31/2004
GROWTH OF A $10,000 INVESTMENT.

                 DISCIPLINED VALUE     RUSSELL 1000(R)
                          VIP FUND        VALUE INDEX
07/15/2002                $ 10,000           $ 10,000
07/31/2002                $ 10,770           $  9,871
08/31/2002                $ 10,690           $  9,945
09/30/2002                $  9,350           $  8,839
10/31/2002                $ 10,050           $  9,494
11/30/2002                $ 11,160           $ 10,092
12/31/2002                $ 10,353           $  9,654
01/31/2003                $ 10,010           $  9,420
02/28/2003                $  9,899           $  9,169
03/31/2003                $  9,815           $  9,184
04/30/2003                $ 10,633           $  9,993
05/31/2003                $ 11,392           $ 10,638
06/30/2003                $ 11,659           $ 10,771
07/31/2003                $ 12,014           $ 10,931
08/31/2003                $ 12,277           $ 11,102
09/30/2003                $ 11,975           $ 10,993
10/31/2003                $ 12,808           $ 11,666
11/30/2003                $ 12,920           $ 11,824
12/31/2003                $ 13,796           $ 12,553
01/31/2004                $ 14,023           $ 12,774
02/29/2004                $ 14,416           $ 13,047
03/31/2004                $ 14,218           $ 12,933
04/30/2004                $ 13,991           $ 12,617
05/31/2004                $ 14,136           $ 12,746
06/30/2004                $ 14,518           $ 13,046
07/31/2004                $ 14,300           $ 12,863
08/31/2004                $ 14,310           $ 13,045
09/30/2004                $ 14,624           $ 13,247
10/31/2004                $ 14,687           $ 13,467
11/30/2004                $ 15,218           $ 14,149
12/31/2004                $ 15,583           $ 14,623

THE FUND'S 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004, WERE 12.96% AND 19.74%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD DISCIPLINED VALUE VIP FUND FROM 7/15/02 TO 12/31/04 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 1000(R) VALUE INDEX. THE RUSSELL 1000(R) VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Q. How did the Fund perform during the year ended December 31, 2004?

A. The Fund advanced 12.96%, compared with the 16.49% return generated by its benchmark, the Russell 1000(R) Value index.

Q. What factors affected the Fund's performance during the period?

A. Investor euphoria over President Bush's re-election and the absence of terrorist attacks during a number of high profile events helped spark a broad stock market rally in the fourth quarter. The upbeat sentiment overshadowed signs of moderating economic growth and slowing earnings growth as well as spiking oil prices and climbing short-term interest rates.

For the fifth straight year, value stocks outperformed growth names and outpaced the broader S&P 500(R) Index as well. For most of the first three quarters, larger companies with lower risk factors and greater earnings stability benefited from a move away from smaller, riskier names - which helped the Fund's performance. During the fourth quarter, however, higher beta(1) stocks did well
- which hurt the Fund's performance versus its benchmark.(2)

More specifically, the Fund's overweight position, relative to the benchmark, in the healthcare sector weighed on performance. Drug safety warnings and generic competitive concerns pressured the large pharmaceutical group, which otherwise reported few catalysts for new growth. Also pressuring returns was an underweight stake in the utilities group, which was the benchmark's second best performing sector despite the rising interest rate environment.(2)

All-time high oil prices and a sustained increase in natural gas prices helped propel the performance of the energy sector to the top of the benchmark. In turn, the Fund's overweight position in energy holdings proved advantageous, as did a larger-than-the-benchmark stake in the materials group. Underweight positions in the financial and information technology sectors helped on a relative basis as the rising interest rate climate cooled financial company prospects and inventory issues and an uncertain IT spending outlook pulled down tech names.(2)

(1) BETA RATING ATTEMPTS TO MEASURE RELATIVE RISK. A BETA RATING OF HIGHER THAN ONE INDICATES GREATER RELATIVE VOLATILITY THAN THE MARKET. A BETA RATING LOWER THAN 1 INDICATES LOWER VOLATILITY THAN THE MARKET.

(2)  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

FIFTH THIRD QUALITY GROWTH VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

                           SECURITY
  SHARES                  DESCRIPTION                     VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS -- (98.0%)
     5,000  3M Co.                                    $    410,350
     4,000  A.G. Edwards, Inc.                             172,840
     9,200  Accenture Ltd., Class A *                      248,400
    40,000  ADC Telecommunications, Inc. *                 107,200
    20,000  Agilent Technologies, Inc. *                   482,000
     1,500  Amgen, Inc. *                                   96,225
       500  Anheuser-Busch Co., Inc.                        25,365
    39,700  Avaya, Inc. *                                  682,840
     2,400  Bank of New York Co., Inc.                      80,208
     7,000  Best Buy Co., Inc.                             415,940
     3,000  Biogen Idec, Inc. *                            199,830
     1,100  Biomet, Inc.                                    47,729
     9,400  Boston Scientific Corp. *                      334,170
    13,000  Broadcom Corp., Class A *                      419,640
    10,000  Cintas Corp.                                   438,600
     7,200  Comverse Technology, Inc. *                    176,040
     4,000  Danaher Corp.                                  229,640
     2,000  Eaton Corp.                                    144,720
    50,900  EMC Corp. *                                    756,883
     5,000  Emerson Electric Corp.                         350,500
       400  Exxon Mobil Corp.                               20,504
     3,000  Fiserv, Inc. *                                 120,570
     4,000  Flextronics International Ltd. *                55,280
     3,000  General Electric Corp.                         109,500
     9,000  Genzyme Corp. *                                522,630
    14,000  Gilead Sciences, Inc. *                        489,860
     6,000  Goldman Sachs Group, Inc.                      624,240
     1,000  Harley-Davidson, Inc.                           60,750
     4,800  Henry Schein, Inc. *                           334,272
    18,000  Home Depot, Inc.                               769,320
     1,500  IBM Corp.                                      147,870
     1,000  Illinois Tool Works, Inc.                       92,680
    22,200  International Game Technology                  763,236
     6,200  Jabil Circuit, Inc. *                          158,596
     8,400  Juniper Networks, Inc. *                       228,396
     4,200  L-3 Communications Holdings, Inc.              307,608
     4,000  Lehman Brothers Holdings, Inc.                 349,920
     2,300  Lowe's Cos., Inc.                              132,457
    11,000  Manpower, Inc.                                 531,300
     4,000  Maxim Integrated Products, Inc.                169,560
     5,000  Mellon Financial Corp.                         155,550
     4,000  Merrill Lynch & Co., Inc.                      239,080
    15,000  Microsoft Corp.                                400,650
    18,500  Motorola, Inc.                                 318,200
     4,900  Network Appliance, Inc. *                      162,778
     2,300  Nordstrom, Inc.                                107,479
     3,000  Northern Trust Corp.                           145,740
       100  Paychex, Inc.                                    3,408
     3,300  Rockwell Automation, Inc.                      163,515
     3,000  Schlumberger Ltd.                              200,850
       100  SunGard Data Systems, Inc. *                     2,833
     6,000  Sysco Corp.                                    229,020
     4,000  T. Rowe Price Group, Inc.                      248,800
     1,500  Teleflex, Inc.                                  77,910
    12,800  Teva Pharmaceutical Industries Ltd. ADR        382,208
    28,200  Texas Instruments, Inc.                        694,284

 SHARES OR
 PRINCIPAL                    SECURITY
  AMOUNT                    DESCRIPTION                  VALUE
----------  ----------------------------------------  ------------
     1,000  United Technologies Corp.                 $    103,350
     8,000  Varco International, Inc. *                    233,200
     5,800  Varian Medical Systems, Inc. *                 250,792
     1,000  Wal-Mart Stores, Inc.                           52,820
     2,000  WellPoint, Inc. *                              230,000
     6,000  Xilinx, Inc.                                   177,900
                                                      ------------
            Total Common Stocks                         16,388,036
                                                      ------------

REPURCHASE AGREEMENTS -- (2.1%)
$  348,000  UBS Investment Bank, 1.60%, 1/3/05,
             (Proceeds at maturity, $348,046,
             collateralized by various U.S. Treasury
             securities)                                   348,000
                                                      ------------
            Total Repurchase Agreements                    348,000
                                                      ------------
Total Investments (Cost $15,256,599) (a) -- 100.1%      16,736,036
Liabilities in excess of other assets -- (0.1)%            (11,587)
                                                      ------------
NET ASSETS -- 100.0%                                  $ 16,724,449
                                                      ============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD BALANCED VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

 SHARES OR
 PRINCIPAL                    SECURITY
   AMOUNT                   DESCRIPTION                   VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS -- (57.9%)
       889  Abbott Laboratories                       $     41,472
       461  Air Products and Chemicals, Inc.                26,724
       487  Allstate Corp.                                  25,188
       248  Alltel Corp.                                    14,572
       382  American International Group, Inc.              25,086
     1,152  Bank of America Corp.                           54,133
     1,023  Check Point Software Technologies Ltd. *        25,196
       330  Citigroup, Inc.                                 15,899
       324  Diebold, Inc.                                   18,057
       368  Emerson Electric Corp.                          25,797
       697  Exxon Mobil Corp.                               35,729
       431  FedEx Corp.                                     42,449
       138  FPL Group, Inc.                                 10,316
     1,652  General Electric Corp.                          60,298
       445  Guidant Corp.                                   32,085
       946  Honeywell International, Inc.                   33,498
       572  IBM Corp.                                       56,387
       567  Johnson & Johnson                               35,959
     1,263  McDonald's Corp.                                40,492
       554  Medco Health Solutions, Inc. *                  23,046
     1,791  Microsoft Corp.                                 47,838
       260  Noble Corp. *                                   12,932
       288  Omnicom Group, Inc.                             24,284
       386  PepsiCo, Inc.                                   20,149
       493  Praxair, Inc.                                   21,766
       406  Procter & Gamble Co.                            22,362
       343  Schlumberger Ltd.                               22,964
       254  Sherwin-Williams Co.                            11,336
     1,216  Synovus Financial Corp.                         34,753
       557  Target Corp.                                    28,925
       465  United Technologies Corp.                       48,058
       558  Verizon Communications, Inc.                    22,605
       353  Viacom, Inc., Class A                           13,089
       856  Wal-Mart Stores, Inc.                           45,214
       706  Walgreen Co.                                    27,089
       316  Weatherford International Ltd. *                16,211
       769  Wells Fargo & Co.                               47,793
                                                      ------------
            Total Common Stocks                          1,109,751
                                                      ------------
U.S. GOVERNMENT AGENCIES -- (34.7%)
            FANNIE MAE (14.4%)

$   65,000  3.88%, 3/15/05                                  65,174
    25,000  6.63%, 9/15/09                                  27,914
    75,000  6.63%, 11/15/10                                 84,758
    25,000  5.50%, 3/15/11                                  26,809
    50,000  4.13%, 4/15/14                                  48,460
    20,000  7.25%, 5/15/30                                  25,571
                                                      ------------
                                                           278,686
                                                      ------------

 PRINCIPAL                    SECURITY
   AMOUNT                   DESCRIPTION                   VALUE
----------  ----------------------------------------  ------------
            FEDERAL HOME LOAN BANK (6.5%)
$   50,000  2.88%, 9/15/06                            $     49,823
    50,000  3.88%, 6/14/13                                  48,252
    25,000  5.25%, 6/18/14                                  26,361
                                                      ------------
                                                           124,436
                                                      ------------

            FREDDIE MAC (13.8%)
    55,000  2.88%, 9/15/05                                  55,019
    50,000  2.88%, 5/15/07                                  49,490
    35,000  2.75%, 3/15/08                                  34,223
    50,000  3.63%, 9/15/08                                  50,017
    50,000  3.38%, 4/15/09                                  49,334
    25,000  5.13%, 7/15/12                                  26,283
                                                      ------------
                                                           264,366
                                                      ------------
            Total U.S. Government Agencies                 667,488
                                                      ------------

REPURCHASE AGREEMENTS -- (7.4%)
   143,000  UBS Investment Bank, 1.60%, 1/3/05,
             (Proceeds at maturity, $143,019,
             collateralized by various U.S. Treasury
             securities)                                   143,000
                                                      ------------
            Total Repurchase Agreements                    143,000
                                                      ------------
Total Investments (Cost $1,758,595) (a) -- 100.0%        1,920,239
Other assets in excess of liabilities -- 0.0%                  669
                                                      ------------
NET ASSETS -- 100.0%                                  $  1,920,908
                                                      ============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD MID CAP VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS -- (98.7%)
     2,100  A.G. Edwards, Inc.                        $     90,741
     4,200  Advance Auto Parts, Inc. *                     183,456
     3,500  Alberto-Culver Co.                             169,995
     5,250  American Capital Strategies Ltd.               175,088
     2,700  American Standard Companies, Inc. *            111,564
    11,817  Andrew Corp. *                                 161,066
     3,600  Apache Corp.                                   182,052
    12,000  Avaya, Inc. *                                  206,400
     5,750  Avocent Corp. *                                232,990
     3,000  Beckman Coulter, Inc.                          200,970
     2,700  Biomet, Inc.                                   117,153
     4,400  Burlington Resources, Inc.                     191,400
     2,000  C.H. Robinson Worldwide, Inc.                  111,040
     2,200  C.R. Bard, Inc.                                140,756
     6,250  Caremark Rx, Inc.                              246,438
     5,400  Cephalon, Inc. *                               274,752
     5,012  Charles River Laboratories
            International, Inc. *                          230,602
     5,700  Chico's FAS, Inc. *                            259,520
     2,400  Cintas Corp.                                   105,264
    19,800  CNET Networks, Inc. *                          222,354
     1,200  Coach, Inc. *                                   67,680
     5,000  Cognizant Technology Solutions Corp.,
            Class A *                                      211,650
     2,650  Corporate Executive Board Co.                  177,391
     4,900  Covance, Inc. *                                189,875
     3,800  Cree, Inc. *                                   152,304
     8,100  Cytyc Corp. *                                  223,317
     8,500  D. R. Horton, Inc.                             342,635
     2,800  Dean Foods Co. *                                92,260
     3,600  Diebold, Inc.                                  200,628
     6,150  Dollar Tree Stores, Inc. *                     176,382
     2,900  Education Management Corp. *                    95,729
     3,426  Engineered Support Systems, Inc.               202,888
     2,600  Fastenal Co.                                   160,056
     5,900  Fidelity National Financial, Inc.              269,453
     6,500  Fiserv, Inc. *                                 261,235
     3,650  Fisher Scientific International, Inc. *        227,687
     6,500  GameStop Corp., Class A *                      145,340
     3,700  Gentex Corp.                                   136,974
     6,500  Gilead Sciences, Inc. *                        227,435
     8,100  Hughes Supply, Inc.                            262,035
     3,700  International Rectifier Corp. *                164,909
    11,200  Intersil Corp., Class A                        187,488
     2,800  ITT Industries, Inc.                           236,460
     7,800  Jabil Circuit, Inc. *                          199,524
     4,300  Joy Global, Inc.                               186,749
     4,200  Laureate Education, Inc. *                     185,178
     3,200  Lennar Corp., Class A                          181,376
     2,100  Manpower, Inc.                                 101,430
     7,800  MGI Pharma, Inc. *                             218,478
     7,600  Michael's Stores, Inc.                         227,772
     5,450  Microchip Technology, Inc.                     145,297
     7,000  National-Oilwell, Inc. *                       247,030
     5,300  Network Appliance, Inc. *                      176,066
    12,500  Nextel Partners Inc., Class A *                244,249
     5,400  North Fork Bancorp.                            155,790
     5,000  Plantronics, Inc.                              207,350

 SHARES OR
 PRINCIPAL                  SECURITY
   AMOUNT                 DESCRIPTION                     VALUE
----------  ----------------------------------------  ------------
     5,900  Polo Ralph Lauren                         $    251,340
    10,500  Radio One, Inc., Class D *                     169,260
     6,900  Scientific-Atlanta, Inc.                       227,769
    30,000  Skyworks Solutions, Inc. *                     282,900
     3,904  Stericycle, Inc. *                             179,389
     5,700  Symantec Corp. *                               146,832
     4,500  T. Rowe Price Group, Inc.                      279,900
     3,600  TCF Financial Corp.                            115,704
     7,100  Tempur-Pedic International, Inc. *             150,520
     5,100  The Cheesecake Factory, Inc. *                 165,597
     2,500  The Valspar Corp.                              125,025
     8,400  Thermo Electron Corp. *                        253,596
     2,700  Varian Inc. *                                  110,727
     3,400  Varian Medical Systems, Inc. *                 147,016
     6,200  VeriSign, Inc. *                               207,824
     8,000  WESCO International, Inc. *                    237,120
     7,100  Western Wireless Corp., Class A *              208,030
     5,800  Williams-Sonoma, Inc. *                        203,232
     5,325  XTO Energy, Inc.                               188,399
     1,875  Zebra Technologies Corp., Class A *            105,525
     1,000  Zimmer Holdings, Inc. *                         80,120
                                                      ------------
            Total Common Stocks                         14,337,526
                                                      ------------
REPURCHASE AGREEMENTS -- (5.2%)
$  750,000  UBS Investment Bank, 1.60%, 1/3/05,
             (Proceeds at maturity, $750,100,
             collateralized by various U.S. Treasury
             securities)                                   750,000
                                                      ------------
            Total Repurchase Agreements                    750,000
                                                      ------------
Total Investments (Cost $12,765,991) (a) -- 103.9%      15,087,526
Liabilities in excess of other assets -- (3.9)%           (570,616)
                                                      ------------
NET ASSETS -- 100.0%                                  $ 14,516,910
                                                      ============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD DISCIPLINED VALUE VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS -- (96.4%)
     4,900  Abbott Laboratories                       $    228,585
     6,200  Alltel Corp.                                   364,312
     8,100  American Electric Power Co.                    278,154
     5,600  American International Group, Inc.             367,752
     1,900  Anadarko Petroleum Corp.                       123,139
     5,950  Bristol-Myers Squibb Co.                       152,439
     6,900  Cadbury Schweppes PLC ADR                      260,130
     1,525  Caterpillar, Inc.                              148,703
     6,600  ChevronTexaco Corp.                            346,566
     8,600  CIT Group, Inc.                                394,052
     2,700  Coca-Cola Co.                                  112,401
     9,200  ConAgra, Inc.                                  270,940
     4,850  ConocoPhillips                                 421,126
    10,750  CVS Corp.                                      484,503
     4,400  Diebold, Inc.                                  245,212
     8,875  Dow Chemical Co.                               439,401
     4,400  FPL Group, Inc.                                328,900
     5,400  Gannett, Inc.                                  441,180
     4,150  General Dynamics Corp.                         434,090
    11,900  General Electric Corp.                         434,350
     6,100  Hartford Financial Services Group, Inc.        422,791
     5,375  Hewlett-Packard Co.                            112,714
    12,600  Honda Motor Co., Ltd.                          328,356
    13,450  Honeywell International, Inc.                  476,265
     3,325  IBM Corp.                                      327,778
     3,500  Intel Corp.                                     81,865
     9,000  International Paper Co.                        378,000
    12,775  J.P. Morgan Chase & Co.                        498,352
     9,850  KeyCorp                                        333,915
     2,800  Lubrizol Corp.                                 103,208
     8,300  Marathon Oil Corp.                             312,163
     5,750  Masco Corp.                                    210,048
     8,050  May Department Stores Co.                      236,670
     8,000  McDonald's Corp.                               256,480
     6,450  Merck & Co., Inc.                              207,303
     8,075  Merrill Lynch & Co., Inc.                      482,643
    11,800  MetLife, Inc.                                  478,018
     7,650  National City Corp.                            287,258
     7,400  NiSource, Inc.                                 168,572
     5,200  Parker Hannifin Corp.                          393,848
     7,600  Royal Dutch Petroleum Co.                      436,087
     4,050  RPM International, Inc.                         79,623
     6,800  Safeway, Inc. *                                134,232
     6,500  Sherwin-Williams Co.                           290,095
     5,300  SunGard Data Systems, Inc. *                   150,149
     5,875  SunTrust Banks, Inc.                           434,045
     4,200  United Technologies Corp.                      434,070
     2,800  Valero Energy                                  127,120
     8,175  Verizon Communications, Inc.                   331,169
     4,500  Weyerhaeuser Co.                               302,490
                                                      ------------
            Total Common Stocks                         15,091,262
                                                      ------------

 PRINCIPAL                    SECURITY
   AMOUNT                   DESCRIPTION                   VALUE
----------  ----------------------------------------  ------------
REPURCHASE AGREEMENTS -- (7.5%)
$1,172,000  UBS Investment Bank, 1.60%, 1/3/05,
             (Proceeds at maturity, $1,172,156,
             collateralized by various U.S. Treasury
             securities)                              $  1,172,000
                                                      ------------
            Total Repurchase Agreements                  1,172,000
                                                      ------------
Total Investments (Cost $14,412,260) (a) -- 103.9%      16,263,262
Liabilities in excess of other assets -- (3.9)%           (611,630)
                                                      ------------
NET ASSETS -- 100.0%                                  $ 15,651,632
                                                      ============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

*   Non-income producing security.
(a) Represents cost for financial reporting purposes.
ADR -- American Depositary Receipt
PLC -- Public Liability Company

The cost basis of investments for federal income tax purposes at December 31, 2004 was as follows:

                                      COST OF              NET UNREALIZED          GROSS UNREALIZED         GROSS UNREALIZED
                                    INVESTMENTS             APPRECIATION             APPRECIATION             DEPRECIATION
                              ---------------------   ----------------------   ----------------------   ----------------------
Quality Growth VIP Fund              $   15,256,599           $    1,479,437           $    1,855,227             $   (375,790)
Balanced VIP Fund                         1,758,595                  161,644                  167,285                   (5,641)
Mid Cap VIP Fund                         12,765,991                2,321,535                2,516,737                 (195,202)
Disciplined Value VIP Fund               14,420,709                1,842,553                2,005,865                 (163,312)

The investment concentration for the Funds as a percentage of net assets, by industry, as of December 31, 2004, was as follows:

                               QUALITY GROWTH VIP           BALANCED VIP             MID CAP VIP         DISCIPLINED VALUE VIP
                                      FUND                      FUND                    FUND                     FUND
                              ---------------------   ----------------------   ----------------------   ----------------------
Advertising                                    0.00%                    1.30%                   0.00%                     0.00%
Aerospace/Defense                              2.50%                    2.50%                   1.40%                     5.50%
Apparel                                        0.00%                    0.00%                   2.20%                     0.00%
Auto Manufacturers                             0.00%                    0.00%                   0.00%                     2.10%
Banks                                          2.30%                    7.20%                   1.90%                     6.70%
Beverages                                      0.20%                    1.00%                   0.00%                     0.70%
Biotechnology                                  4.90%                    0.00%                   1.60%                     0.00%
Building Materials                             0.00%                    0.00%                   0.80%                     1.30%
Cash Equivalents                               2.10%                    7.40%                   5.20%                     7.50%
Chemicals                                      0.00%                    2.50%                   0.90%                     4.00%
Commercial Services                            4.70%                    0.00%                   3.90%                     0.00%
Computers                                      6.40%                    3.90%                   4.20%                     5.30%
Cosmetics/Personal Care                        0.00%                    1.20%                   1.20%                     0.00%
Distribution/Wholesale                         0.00%                    0.00%                   4.50%                     0.00%
Diversified Financial Services                 9.70%                    0.80%                   2.60%                     8.80%
Electric                                       0.00%                    0.50%                   0.00%                     5.00%
Electrical Components & Equipment              2.10%                    1.30%                   0.00%                     0.00%
Electronics                                    4.20%                    0.00%                   6.40%                     2.50%
Entertainment                                  4.60%                    0.00%                   0.00%                     0.00%
Environmental Control                          0.00%                    0.00%                   1.20%                     0.00%
Food                                           1.40%                    0.00%                   0.60%                     4.30%
Forest Products & Paper                        0.00%                    0.00%                   0.00%                     4.30%
Healthcare-Products                            5.80%                    3.50%                   6.30%                     0.00%
Healthcare-Services                            1.40%                    0.00%                   1.30%                     0.00%
Home Builders                                  0.00%                    0.00%                   3.60%                     0.00%
Home Furnishings                               0.00%                    0.00%                   1.00%                     0.00%
Insurance                                      0.00%                    2.60%                   1.90%                     8.10%
Internet                                       0.00%                    1.30%                   5.60%                     0.00%
Investment Companies                           0.00%                    0.00%                   1.20%                     0.00%
Leisure Time                                   0.40%                    0.00%                   0.00%                     0.00%
Machinery-Construction & Mining                0.00%                    0.00%                   1.30%                     1.00%
Machinery-Diversified                          1.00%                    0.00%                   0.70%                     0.00%
Media                                          0.00%                    0.70%                   1.20%                     2.80%
Miscellaneous Manufacturing                    6.40%                    5.60%                   1.60%                     7.70%
Oil & Gas                                      0.10%                    2.50%                   3.90%                    11.40%
Oil & Gas Services                             2.60%                    2.00%                   1.70%                     0.00%
Pharmaceuticals                                5.20%                    3.40%                   6.60%                     3.80%
Retail                                         8.80%                    7.50%                   9.20%                     6.20%
Semiconductors                                 8.70%                    0.00%                   6.40%                     0.50%
Software                                       3.10%                    2.50%                   1.80%                     0.00%
Sovereign                                      0.00%                   34.70%                   0.00%                     0.00%
Telecommunications                             8.90%                    1.90%                   8.50%                     4.40%
Textiles                                       2.60%                    0.00%                   0.70%                     0.00%
Transportation                                 0.00%                    2.20%                   0.80%                     0.00%

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                               QUALITY GROWTH VIP      BALANCED VIP       MID CAP VIP    DISCIPLINED VALUE VIP
                                                      FUND                 FUND              FUND                 FUND
                                               ------------------    ---------------   ---------------   ---------------------
ASSETS:
   Investments, at cost                        $       14,908,599    $     1,615,595   $    12,015,991   $          13,240,260
   Net unrealized appreciation                          1,479,437            161,644         2,321,535               1,851,002
                                               ------------------    ---------------   ---------------   ---------------------
   Investments, at value                               16,388,036          1,777,239        14,337,526              15,091,262
   Repurchase agreements, at cost                         348,000            143,000           750,000               1,172,000
                                               ------------------    ---------------   ---------------   ---------------------
     Total investments                                 16,736,036          1,920,239        15,087,526              16,263,262
   Cash                                                       744                396               816                     891
   Interest and dividends receivable                        7,942              7,035             3,929                  13,325
   Receivable for investments sold                             --                 --            69,340                      --
   Prepaid expenses                                         1,617                266             1,426                   1,328
                                               ------------------    ---------------   ---------------   ---------------------
     Total assets                                      16,746,339          1,927,936        15,163,037              16,278,806
                                               ------------------    ---------------   ---------------   ---------------------

LIABILITIES:
   Payable for investments purchased                           --                 --           629,160                 609,086
   Accrued expenses and other payables                     21,890              7,028            16,967                  18,088
                                               ------------------    ---------------   ---------------   ---------------------
     Total liabilities                                     21,890              7,028           646,127                 627,174
                                               ------------------    ---------------   ---------------   ---------------------

NET ASSETS:
   Capital                                             15,787,957          1,692,429        12,424,494              13,542,294
   Accumulated net investment income                        4,329             12,543                --                  35,002
   Accumulated net realized gain/(loss) from
    investment transactions                              (547,274)            54,292          (229,119)                223,334
   Net unrealized appreciation of investments           1,479,437            161,644         2,321,535               1,851,002
                                               ------------------    ---------------   ---------------   ---------------------
     Net Assets                                $       16,724,449    $     1,920,908   $    14,516,910   $          15,651,632
                                               ==================    ===============   ===============   =====================
   Outstanding units of beneficial interest
    (shares)                                            2,198,234            159,069           934,299               1,047,901
                                               ==================    ===============   ===============   =====================
   Net asset value -- offering and redemption
    price per share                            $             7.61    $         12.08   $         15.54   $               14.94
                                               ==================    ===============   ===============   =====================

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                               QUALITY GROWTH VIP     BALANCED VIP      MID CAP VIP      DISCIPLINED VALUE VIP
                                                      FUND                FUND              FUND                  FUND
                                               ------------------    -------------     -------------     ---------------------
INVESTMENT INCOME:
   Interest income                             $            4,436    $      24,249     $       7,775     $               8,910
   Dividend income                                        130,346           21,644            48,083                   213,867
                                               ------------------    -------------     -------------     ---------------------
     Total income                                         134,782           45,893            55,858                   222,777
                                               ------------------    -------------     -------------     ---------------------

EXPENSES:
   Investment advisory fees                                82,845           13,780            79,241                    80,135
   Administration fees                                      5,326              775             4,457                     4,508
   Accounting fees                                         31,888           32,763            32,259                    31,559
   Independent auditor fees                                10,846           10,860            10,851                    10,854
   Legal fees                                              20,116            3,193            16,561                    15,761
   Transfer agent fees                                     10,550           10,099            10,472                    10,448
   Trustees' fees and expenses                              1,718              233             1,454                     1,460
   Other                                                   13,201            1,578            10,523                    10,376
                                               ------------------    -------------     -------------     ---------------------
     Total expenses                                       176,490           73,281           165,818                   165,101
     Less: Reimbursement from Advisor                     (19,268)         (29,069)          (30,116)                  (28,111)
     Less: Waiver from administrator
       and/or affiliates                                  (26,769)         (25,252)          (26,480)                  (26,496)
                                               ------------------    -------------     -------------     ---------------------
   Net expenses                                           130,453           18,960           109,222                   110,494
                                               ------------------    -------------     -------------     ---------------------
Net investment income (loss)                                4,329           26,933           (53,364)                  112,283
                                               ------------------    -------------     -------------     ---------------------

REALIZED/UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
   Net realized gains (losses) from
     investment transactions                             (157,994)          54,292          (227,521)                  228,776
   Change in unrealized appreciation/
     depreciation of investments                          626,856           12,032         1,472,848                 1,093,351
                                               ------------------    -------------     -------------     ---------------------
     Net realized and unrealized gains
      on investments                                      468,862           66,324         1,245,327                 1,322,127
                                               ------------------    -------------     -------------     ---------------------
     Change in net assets resulting
      from operations                          $          473,191    $      93,257   $     1,191,963     $           1,434,410
                                               ==================    =============     =============     =====================

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        QUALITY GROWTH VIP                 BALANCED VIP
                                                                               FUND                            FUND
                                                                   ----------------------------    ----------------------------
                                                                      FOR THE         FOR THE         FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       2004            2003            2004            2003
                                                                   ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                    $      4,329    $    (14,805)   $     26,933    $     11,053
   Net realized gains (losses) from investment transactions            (157,994)       (127,668)         54,292          38,998
   Change in unrealized appreciation/depreciation of investments        626,856       1,510,498          12,032         126,073
                                                                   ------------    ------------    ------------    ------------
   Change in net assets resulting from operations                       473,191       1,368,025          93,257         176,124
                                                                   ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                --              --         (14,390)        (12,008)
   From net realized gains                                                   --              --         (19,921)        (17,887)
                                                                   ------------    ------------    ------------    ------------
   Change in net assets from shareholder distributions                       --              --         (34,311)        (29,895)
                                                                   ------------    ------------    ------------    ------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                        9,082,618       3,832,426       1,188,634         869,066
   Dividends reinvested                                                      --              --          34,311          29,895
   Cost of shares redeemed                                             (623,346)       (475,541)       (867,839)       (246,080)
                                                                   ------------    ------------    ------------    ------------
   Change in net assets from capital transactions                     8,459,272       3,356,885         355,106         652,881
                                                                   ------------    ------------    ------------    ------------
   Change in net assets                                               8,932,463       4,724,910         414,052         799,110

NET ASSETS:
   Beginning of period                                                7,791,986       3,067,076       1,506,856         707,746
                                                                   ------------    ------------    ------------    ------------
   End of period                                                   $ 16,724,449    $  7,791,986    $  1,920,908    $  1,506,856
                                                                   ============    ============    ============    ============
Undistributed net investment income                                $      4,329    $         --    $     12,543    $         --
                                                                   ============    ============    ============    ============

SHARE TRANSACTIONS:
   Issued                                                             1,255,858         567,059         102,270          80,087
   Reinvested                                                                --              --           2,951           2,634
   Redeemed                                                             (89,016)        (66,590)        (74,691)        (21,635)
                                                                   ------------    ------------    ------------    ------------
   Change in shares                                                   1,166,842         500,469          30,530          61,086
                                                                   ============    ============    ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MID CAP VIP               DISCIPLINED VALUE VIP
                                                                               FUND                            FUND
                                                                   ----------------------------    ----------------------------
                                                                      FOR THE         FOR THE         FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       2004            2003            2004            2003
                                                                   ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                    $    (53,364)   $    (18,492)   $    112,283    $     33,439
   Net realized gains (losses) from investment transactions            (227,521)          7,598         228,776          85,132
   Change in unrealized appreciation/depreciation of investments      1,472,848         820,837       1,093,351         734,402
                                                                   ------------    ------------    ------------    ------------
   Change in net assets resulting from operations                     1,191,963         809,943       1,434,410         852,973
                                                                   ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                --              --         (77,281)        (37,495)
   From net realized gains                                                   --          (9,196)         (9,871)        (66,915)
                                                                   ------------    ------------    ------------    ------------
   Change in net assets from shareholder distributions                       --          (9,196)        (87,152)       (104,410)
                                                                   ------------    ------------    ------------    ------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                        8,343,730       4,510,847       9,408,216       4,162,234
   Dividends reinvested                                                      --           9,196          87,152         104,410
   Cost of shares redeemed                                             (700,976)       (400,918)       (597,995)       (348,661)
                                                                   ------------    ------------    ------------    ------------
   Change in net assets from capital transactions                     7,642,754       4,119,125       8,897,373       3,917,983
                                                                   ------------    ------------    ------------    ------------
   Change in net assets                                               8,834,717       4,919,872      10,244,631       4,666,546

NET ASSETS:
   Beginning of period                                                5,682,193         762,321       5,407,001         740,455
                                                                   ------------    ------------    ------------    ------------
   End of period                                                   $ 14,516,910    $  5,682,193    $ 15,651,632    $  5,407,001
                                                                   ============    ============    ============    ============
Undistributed net investment income                                $         --    $         --    $     35,002    $         --
                                                                   ============    ============    ============    ============

SHARE TRANSACTIONS:
   Issued                                                               584,399         356,279         680,307         352,419
   Reinvested                                                                --             647           6,271           8,333
   Redeemed                                                             (49,770)        (29,883)        (43,950)        (27,516)
                                                                   ------------    ------------    ------------    ------------
   Change in shares                                                     534,629         327,043         642,628         333,236
                                                                   ============    ============    ============    ============

SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

   (For a share outstanding throughout the period)

                                                                                 QUALITY GROWTH VIP FUND
                                                               ------------------------------------------------------------
                                                                  FOR THE         FOR THE         FOR THE       JANUARY 26,
                                                                YEAR ENDED      YEAR ENDED      YEAR ENDED        2001 TO
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                   2004            2003            2002           2001(a)
                                                               ------------    ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $       7.55    $       5.78    $       8.26    $      10.00
                                                               ------------    ------------    ------------    ------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                             --^          (0.02)          (0.01)          (0.01)
Net realized and unrealized gains/(losses)                             0.06            1.79           (2.47)          (1.73)
                                                               ------------    ------------    ------------    ------------
Total investment activities                                            0.06            1.77           (2.48)          (1.74)
                                                               ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                                 $       7.61    $       7.55    $       5.78    $       8.26
                                                               ============    ============    ============    ============
Total return                                                           0.79%          30.62%         (30.02%)        (17.40%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                             $     16,724    $      7,792    $      3,067    $        914
Ratios of expenses to average net assets                               1.10%           1.10%           1.10%           1.10%(c)
Ratios of net investment income (loss) to average net assets           0.04%          (0.31%)         (0.25%)         (0.22%)(c)
Ratios of expenses to average net assets (d)                           1.49%           2.91%           6.30%           3.25%(c)
Portfolio turnover rate                                               28.00%          16.45%          12.03%          32.52%

----------------
^    Amount is less than $0.005 per share.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                         BALANCED VIP FUND
                                                         ---------------------------------------------------
                                                              FOR THE           FOR THE          JULY 15,
                                                            YEAR ENDED        YEAR ENDED         2002 TO
                                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                               2004              2003            2002 (a)
                                                         ---------------   ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $       11.72         $   10.49        $    10.00
                                                         ---------------   ---------------   ---------------

INVESTMENT ACTIVITIES:
Net investment income                                               0.18              0.09              0.05
Net realized and unrealized gains                                   0.41              1.38              0.49
                                                         ---------------   ---------------   ---------------
Total investment activities                                         0.59              1.47              0.54
                                                         ---------------   ---------------   ---------------

DISTRIBUTIONS:
From net investment income                                         (0.10)            (0.11)            (0.05)
From net realized gains                                            (0.13)            (0.13)               --
                                                         ---------------   ---------------   ---------------
Total distributions                                                (0.23)            (0.24)            (0.05)
                                                         ---------------   ---------------   ---------------
NET ASSET VALUE, END OF PERIOD                             $       12.08         $   11.72        $    10.49
                                                         ===============   ===============   ===============

Total return                                                        5.11%            14.04%             5.37%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                         $       1,921         $   1,507        $      708
Ratios of expenses to average net assets                            1.10%             1.10%             1.06%(c)
Ratios of net investment income to average net assets               1.56%             0.91%             1.06%(c)
Ratios of expenses to average net assets (d)                        4.25%             6.36%            14.99%(c)
Portfolio turnover rate                                            74.01%            69.22%            12.20%

----------
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                         MID CAP VIP FUND                              DISCIPLINED VALUE VIP FUND
                          ----------------------------------------------      ----------------------------------------------
                            FOR THE          FOR THE          JULY 15,          FOR THE          FOR THE          JULY 15,
                           YEAR ENDED       YEAR ENDED        2002 TO          YEAR ENDED       YEAR ENDED        2002 TO
                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                              2004             2003            2002(a)            2004             2003            2002(a)
                          ------------     ------------     ------------      ------------     ------------     ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $      14.22     $      10.50     $      10.00      $      13.34     $      10.28     $      10.00
                          ------------     ------------     ------------      ------------     ------------     ------------

INVESTMENT ACTIVITIES:
Net investment income
 (loss)                          (0.06)           (0.05)           (0.02)             0.14             0.14             0.07
Net realized and
 unrealized  gains                1.38             3.79             0.52              1.58             3.24             0.28
                          ------------     ------------     ------------      ------------     ------------     ------------
Total investment
 activities                       1.32             3.74             0.50              1.72             3.38             0.35
                          ------------     ------------     ------------      ------------     ------------     ------------

DISTRIBUTIONS:
From net investment
 income                             --               --               --             (0.11)           (0.15)           (0.07)
From net realized
 gains                              --            (0.02)              --             (0.01)           (0.17)              --
                          ------------     ------------     ------------      ------------     ------------     ------------
Total distributions                 --            (0.02)              --             (0.12)           (0.32)           (0.07)
                          ------------     ------------     ------------      ------------     ------------     ------------
NET ASSET VALUE, END
 OF PERIOD                $      15.54     $      14.22     $      10.50      $      14.94     $      13.34     $      10.28
                          ============     ============     ============      ============     ============     ============

Total return                      9.28%           35.66%            5.00%(b)         12.96%           33.26%            3.53%(b)

RATIOS/SUPPLEMENTAL
  DATA:
Net Assets, at end of
 period (000)             $     14,517     $      5,682     $        762      $     15,652     $      5,407     $        740
Ratios of expenses
 to average net assets            1.10%            1.10%            1.10%(c)          1.10%            1.10%            1.10%(c)
Ratios of net
 investment income
 (loss) to average
 net assets                      (0.54%)          (0.72%)         (0.59%)(c)          1.12%            1.40%            1.80%(c)
Ratios of expenses
 to average net
 assets (d)                       1.67%            3.65%           14.16%(c)          1.64%            3.83%           14.83%(c)
Portfolio turnover rate          37.35%           46.79%            0.00%            19.86%           28.43%           36.68%

----------
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1.   ORGANIZATION:
     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Fifth Third Variable Insurance Funds" or "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company and Jackson National Life Insurance Company, as well as other eligible purchasers.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees of the Trust. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction including accrued interest. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. As of December 31, 2004 all repurchase agreements were fully collateralized by U.S. Treasury securities.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     EXPENSES--Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared and paid quarterly for the Balanced VIP Fund and Disciplined

FIFTH THIRD VARIABLE INSURANCE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2004

     Value VIP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     FEDERAL INCOME TAXES--It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   PURCHASES AND SALES OF SECURITIES:
     Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2004, were as follows:

                                         PURCHASES        SALES
                                       ------------    -----------
     Quality Growth VIP Fund           $ 11,521,823    $ 3,241,753
     Balanced VIP Fund                    1,397,064      1,145,882
     Mid Cap VIP Fund                    11,192,118      3,538,699
     Disciplined Value VIP Fund          10,492,981      1,862,521

4.   RELATED PARTY TRANSACTIONS:
     Investment advisory services are provided to the Funds by Fifth Third Asset Management, Inc. (the "Advisor"), a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund. The Advisor may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

     The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.10% of the average daily net assets of each Fund. The Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in the year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the year ended December 31, 2004, the reimbursement that may potentially be made by the Funds is as follows:

                       EXPIRES 2007  EXPIRES 2006  EXPIRES 2005
                       ------------  ------------  ------------
Quality Growth
  VIP Fund                $  19,268     $  62,061            --
Balanced VIP Fund            29,069        38,618    $   23,860
Mid Cap VIP Fund             30,116        39,732        23,820
Disciplined Value
  VIP Fund                   28,111        40,014        24,120

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.045% of the Fund's average daily net assets. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. Under the terms of the Fund Accounting Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Fund's average daily net assets, subject to a minimum annual fee plus reimbursement of out-of-pocket expenses. Under the terms of the Transfer Agency Agreement between BISYS Ohio and the Trust, BISYS Ohio receives additional per account fees, subject to a base fee, plus reimbursement of out-of-pocket expenses. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS Ohio voluntarily waived certain fees during the period. These waivers are shown separately on the Statement of Operations from those waived pursuant to the expense limitation agreement previously described. BISYS, on Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Fifth Third Bank serves as the Funds custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

FIFTH THIRD VARIABLE INSURANCE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2004

     The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the year ended December 31, 2004, the Funds did not make any payments pursuant to the Service Plan.

5.   FEDERAL TAX INFORMATION:
     The Funds designate the following amounts as long term capital gain distributions. The amounts designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

                                                                        AMOUNT
                                                                       --------
     Balanced VIP Fund                                                 $  4,391
     Disciplined Value VIP Fund                                           2,509

     The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

                                        DISTRIBUTIONS PAID FROM
                                      ----------------------------
                                       ORDINARY     NET LONG TERM     TOTAL TAXABLE      TOTAL DISTRIBUTIONS
                                        INCOME      CAPITAL GAINS     DISTRIBUTIONS             PAID
                                      ----------   ---------------   ---------------   ----------------------
     Balanced VIP Fund                $   29,920        $    4,391        $   34,311               $   34,311
     Disciplined Value VIP Fund           84,643             2,509            87,152                   87,152

     The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                        DISTRIBUTIONS PAID FROM
                                      ----------------------------
                                       ORDINARY     NET LONG TERM     TOTAL TAXABLE      TOTAL DISTRIBUTIONS
                                        INCOME      CAPITAL GAINS     DISTRIBUTIONS            PAID
                                      ----------   ---------------   ---------------   ----------------------
     Balanced VIP Fund                $   25,561        $    4,334       $    29,895               $   29,895
     Mid Cap VIP Fund                         --             9,196             9,196                    9,196
     Disciplined Value VIP Fund           83,857            20,553           104,410                  104,410

     As of December 31, 2004, the components of tax basis accumulated earnings/(deficit) were as follows:

                                                                               ACCUMULATED
                                 UNDISTRIBUTED   UNDISTRIBUTED                 CAPITAL AND   UNREALIZED            TOTAL
                                   ORDINARY       LONG-TERM      ACCUMULATED      OTHER     APPRECIATION/        ACCUMULATED
                                    INCOME       CAPITAL GAINS    EARNINGS        LOSSES   (DEPRECIATION)*    EARNINGS/(DEFICIT)
                                 --------------  --------------  ------------  ----------- ----------------   --------------------
     Quality Growth VIP Fund        $    4,329              --   $    4,329    $ (547,274)     $  1,479,437         $      936,492
     Balanced VIP Fund                  14,966              --       51,869        66,835           161,644                228,479
     Mid Cap VIP Fund                       --              --           --      (229,119)        2,321,535              2,092,416
     Disciplined Value VIP Fund         79,439       $ 187,346      266,785            --         1,842,553              2,109,338

----------
* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

As of December 31, 2004, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the treasury regulations:

                                                  EXPIRATION YEAR
                                 -------------------------------------------------
                                    2009          2010        2011         2012         TOTAL
                                 ----------   ----------   ----------   ----------   ----------
     Quality Growth VIP Fund     $   47,323   $  214,289   $   80,850   $  200,765   $  543,227
     Mid Cap VIP Fund                    --           --           --      229,119      229,119

     Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005, post October capital losses:

                                                                        CAPITAL
                                                                         LOSSES
                                                                        --------
     Quality Growth VIP Fund                                             $ 4,047

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Variable Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund, and Fifth Third Disciplined Value VIP Fund (four series of Variable Insurance Funds hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the three years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fifth Third Quality Growth VIP Fund for the period January 26, 2001 through December 31, 2001 were audited by other independent auditors whose report dated February 15, 2002 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

Columbus, Ohio
February 11, 2005

FIFTH THIRD VARIABLE INSURANCE FUNDS

SUPPLEMENTAL INFORMATION (UNAUDITED)
DECEMBER 31, 2004

                 FIFTH THIRD VARIABLE INSURANCE FUNDS MANAGEMENT

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                             POSITION(S)     TERM OF OFFICE                                 FUND COMPLEX
   NAME, ADDRESS, AND         HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY       OTHER TRUSTEESHIPS
     DATE OF BIRTH              TRUST         TIME SERVED         DURING PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE*
-------------------------    -----------    ---------------    -------------------------    -------------    -----------------------
NON-INTERESTED TRUSTEES

James H. Woodward             Trustee       Indefinite;        Chancellor, University of         24          J.A. Jones, Inc.
University of North                         4/97 to present    North Carolina at
  Carolina at Charlotte                                        Charlotte--7/89 to                            AmSouth Mutual Funds
9201 University City Blvd.                                     present                                       (28 portfolios)
Charlotte, NC 28223
Date of Birth: 11/24/1939

Michael Van Buskirk           Trustee       Indefinite;        Chief Executive Officer,          24          Coventry Group
3435 Stelzer Road                           4/97 to present    Ohio Bankers Assoc.
Columbus, OH 43219                                             (industry trade
Date of Birth: 2/22/1947                                       association)--5/91 to
                                                               present

Maurice Stark                 Trustee       Indefinite;        Consultant, (part-time)           24          Coventry Group
7662 Cloister Drive                         3/04 to present    Battelle Memorial
Columbus, OH 43235                                             Institute--1/95 to
Date of Birth: 9/23/1935                                       present

INTERESTED TRUSTEE

Walter B. Grimm(1)           Trustee        Indefinite;        Employee of BISYS Fund            24          American Performance
3435 Stelzer Road                           4/97 to present    Services--6/92 to present                     Funds
Columbus, OH 43219
Date of Birth: 6/30/1945                                                                                     Coventry Group

                                                                                                             Legacy Funds Group

                                                                                                             Performance Funds Trust

                                                                                                             United American Cash
                                                                                                             Reserves

----------
*    Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

FIFTH THIRD VARIABLE INSURANCE FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED) - (CONTINUED)
December 31, 2004

EXECUTIVE OFFICERS

                                                                 TERM OF OFFICE
   NAME, ADDRESS, AND                                             AND LENGTH OF        PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH             POSITION(S) HELD WITH TRUST         TIME SERVED           DURING PAST 5 YEARS
-------------------------    -------------------------------    ----------------    ------------------------------
Walter B. Grimm              President and Chairman             Indefinite;         Employee of BISYS Fund
3435 Stelzer Road            of the Board                       4/97 to present     Services (6/92 to present).
Columbus, OH 43219
Date of Birth: 6/30/1945

Charles L. Booth             Vice President and                 Indefinite;         Employee of BISYS Fund
3435 Stelzer Road            Assistant Secretary                4/99 to present     Services (4/91 to present).
Columbus, OH 43219
Date of Birth: 4/4/1960

Alaina Metz                  Secretary                          Indefinite;         Employee of BISYS Fund
3435 Stelzer Road                                               4/97 to present     Services (6/95 to present).
Columbus, OH 43219
Date of Birth: 4/4/1967

Steven D. Pierce(1)          Treasurer                          Indefinite;         Employee of BISYS Fund
3435 Stelzer Road                                               2/05 to present     Services (4/99 to present).
Columbus, OH 43219
Date of Birth: 11/12/65

Rodney Ruehle                Anti-Money Laundering              Indefinite;         Employee of BISYS Fund
3435 Stelzer Road            Officer and Chief                  8/04 to present     Services (8/95 to present).
Columbus, OH 43219           Compliance Officer
Date of Birth: 4/26/1968

Chris Sabato                 Assistant Treasurer                Indefinite;         Employee of BISYS Fund
3435 Stelzer Road                                               5/03 to present     Services (2/93 to present).
Columbus, OH 43219
Date of Birth: 12/15/1968

----------
(1)  Mr. Pierce was elected as Treasurer on February 23, 2005.

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and their trustees and can be obtained free of charge by calling 1-800-282-5706.

                           ADDITIONAL TAX INFORMATION

For the taxable year ended December 31, 2004, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

                                                                                            PERCENTAGE
                                                                                            ----------
Balanced VIP Fund                                                                             47.72%
Disciplined Value VIP Fund                                                                    96.68%

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Variable Insurance Funds, you may incur two types of costs: (1) transaction costs, including insurance contract charges; and
(2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

FIFTH THIRD VARIABLE INSURANCE FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED) - (CONTINUED)
December 31, 2004

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                           BEGINNING               ENDING               EXPENSE PAID          EXPENSE RATIO
                                         ACCOUNT VALUE          ACCOUNT VALUE           DURING PERIOD*        DURING PERIOD
                                             7/1/04                12/31/04           7/1/04 - 12/31/04    7/1/04 - 12/31/04**
                                      --------------------   --------------------   --------------------   --------------------
     Quality Growth VIP Fund          $           1,000.00   $           1,014.70   $               5.57                   1.10%
     Balanced VIP Fund                            1,000.00               1,051.20                   5.67                   1.10%
     Mid Cap VIP Fund                             1,000.00               1,052.80                   5.68                   1.10%
     Disciplined Value VIP Fund                   1,000.00               1,073.40                   5.73                   1.10%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
** Absent the Advisor's contractual obligation to waive a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as insurance contract charges. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING               ENDING               EXPENSE PAID          EXPENSE RATIO
                                         ACCOUNT VALUE          ACCOUNT VALUE           DURING PERIOD*        DURING PERIOD
                                             7/1/04                12/31/04           7/1/04 - 12/31/04    7/1/04 - 12/31/04**
                                      --------------------   --------------------   --------------------   --------------------
     Quality Growth VIP Fund          $           1,000.00   $           1,019.61   $               5.58                   1.10%
     Balanced VIP Fund                            1,000.00               1,019.61                   5.58                   1.10%
     Mid Cap VIP Fund                             1,000.00               1,019.61                   5.58                   1.10%
     Disciplined Value VIP Fund                   1,000.00               1,019.61                   5.58                   1.10%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
** Absent the Advisor's contractual obligation to waive a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706; or on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

Schedules of Portfolio Investments for periods ending March 31 (available beginning May 30, 2005) and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 12 (a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS MAURICE G. STARK, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, AUDIT FEES FOR THE FUNDS TOTALED APPROXIMATELY $33,500 AND $33,000, RESPECTIVELY, INCLUDING FEES ASSOCIATED WITH THE ANNUAL AUDIT AND FILINGS OF THE TRUST'S FORM N-1A.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, AUDIT-RELATED FEES FOR THE FUNDS TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

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     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, TAX FEES FOR THE FUNDS INCLUDING TAX COMPLIANCE, TAX ADVICE AND TAX PLANNING, TOTALED APPROXIMATELY $10,000 AND $9,000, RESPECTIVELY.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, OTHER FEES BILLED TO THE FUNDS TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

EXCEPT AS PERMITTED BY RULE 2-01(c)(7)(i)(C) OF REGULATION S-X, THE TRUST'S AUDIT COMMITTEE MUST PRE-APPROVE ALL AUDIT AND NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS RELATING TO THE OPERATIONS OR FINANCIAL REPORTING OF THE FUNDS. PRIOR TO THE COMMENCEMENT OF ANY AUDIT OR NON-AUDIT SERVICES TO A FUND, THE AUDIT COMMITTEE REVIEWS THE SERVICES TO DETERMINE WHETHER THEY ARE APPROPRIATE AND PERMISSIBLE UNDER APPLICABLE LAW.

          2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

NONE OF THE SERVICES SUMMARIZED IN (a)-(d), ABOVE, WERE APPROVED BY THE AUDIT COMMITTEE PURSUANT TO RULE 2-01(c)(7)(i)(C) OF REGULATION S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, NON-AUDIT FEES BILLED TO THE FUNDS FOR SERVICES PROVIDED TO THE FUNDS AND ANY OF THE FUND'S INVESTMENT ADVISERS AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUNDS FOR EACH OF THE LAST TWO FISCAL YEARS OF THE FUNDS, TOTALED APPROXIMATELY $10,000 AND $9,000, RESPECTIVELY.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE AUDIT COMMITTEE HAS CONSIDERED THAT THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY
CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT
ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (c)(7)(ii) OF RULE 2-01 OF REGULATION S-X
IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated,

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            identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

THE REGISTRANT HAS FORMALIZED ITS POLICIES AND PROCESS BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES ("NOMINEE") TO THE BOARD OF TRUSTEES ("BOARD") IN A SET OF WRITTEN PROCEDURES. THE BOARD HAS DESIGNATED A NOMINATING COMMITTEE ("COMMITTEE"), COMPOSED ENTIRELY OF INDEPENDENT TRUSTEES FOR THE PURPOSE OF SELECTING AND EVALUATING EACH NOMINEE'S QUALIFICATIONS, INCLUDING EACH NOMINEE'S INDEPENDENCE FROM THE REGISTRANT'S INVESTMENT ADVISERS AND OTHER PRINCIPAL SERVICE PROVIDERS. THE COMMITTEE HAS ADOPTED A WRITTEN CHARTER THAT SETS FORTH THE POLICIES AND PROCEDURES OF THE COMMITTEE. AS PART OF THESE POLICIES AND PROCEDURES, THE COMMITTEE MAY CONSIDER SUGGESTIONS FOR TRUSTEE CANDIDATES FROM THE INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS OF THE REGISTRANT. IN ADDITION, A SHAREHOLDER OF A SERIES OF THE REGISTRANT MAY SUBMIT NOMINEES FOR THE COMMITTEE TO CONSIDER. THE SHAREHOLDER MUST SUBMIT ANY SUCH NOMINATION IN WRITING TO THE TRUST, TO THE ATTENTION OF THE SECRETARY. IN ORDER FOR THE COMMITTEE TO CONSIDER SHAREHOLDER SUBMISSIONS, CERTAIN REQUIREMENTS AS SET FORTH IN THE CHARTER GENERALLY MUST BE SATISFIED REGARDING THE NOMINEE. FURTHER, IN ORDER FOR THE COMMITTEE TO CONSIDER SHAREHOLDER SUBMISSIONS, CERTAIN REQUIREMENTS AS SET FORTH IN THE CHARTER MUST BE SATISFIED REGARDING THE SHAREHOLDER OR SHAREHOLDER GROUP SUBMITTING THE PROPOSED NOMINEE.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

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THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER
HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Variable Insurance Funds
            --------------------------------------------------------------------

By (Signature and Title)   /s/ Steven D. Pierce      Steven D. Pierce, Treasurer
                         ------------------------ ------------------------------

Date March 4, 2005
    --------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Walter B. Grimm        Walter B. Grimm, President
                         -------------------------------------------------------

Date March 4, 2005
    --------------------------

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By (Signature and Title)   /s/ Steven D. Pierce      Steven D. Pierce, Treasurer
                         -------------------------------------------------------

Date March 4, 2005
    --------------------------